REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Net sales	$ 6,245	$ 6,238	[1]	$ 20,124	$ 18,053	[1]
Total Revenues	6,686	6,689	[1]	21,504	19,477	[1]
Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	(28)	(27)		(89)	(68)
Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	6,245	6,238		20,124	18,053
Total Revenues	6,268	6,266		20,197	18,146
Industrial activities | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	6,245	6,238		20,124	18,053
Industrial activities | Operating segments | Agricultural Equipment
Disaggregation of Revenue [Line Items]
Net sales	2,636	2,547		8,527	7,553
Total Revenues	2,636	2,547		8,527	7,553
Industrial activities | Operating segments | Construction Equipment
Disaggregation of Revenue [Line Items]
Net sales	726	618		2,207	1,770
Total Revenues	726	618		2,207	1,770
Industrial activities | Operating segments | Commercial Vehicles
Disaggregation of Revenue [Line Items]
Net sales	2,404	2,573		7,788	7,296
Total Revenues	2,404	2,573		7,788	7,296
Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	972	1,074		3,376	3,211
Total Revenues	972	1,074		3,376	3,211
Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(493)	(574)		(1,774)	(1,777)
Total Revenues	(493)	(574)		(1,774)	(1,777)
Financial services
Disaggregation of Revenue [Line Items]
Net sales	0	0		0	0
Total Revenues	469	478		1,469	1,492
Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	469	478		1,469	1,492
Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	(28)	(27)		(89)	(68)
EMEA
Disaggregation of Revenue [Line Items]
Total Revenues	3,398	3,412		11,421	10,136
EMEA | Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	3,356	3,361		11,280	9,985
EMEA | Industrial activities | Operating segments | Agricultural Equipment
Disaggregation of Revenue [Line Items]
Net sales	894	862		3,291	2,784
EMEA | Industrial activities | Operating segments | Construction Equipment
Disaggregation of Revenue [Line Items]
Net sales	130	127		439	354
EMEA | Industrial activities | Operating segments | Commercial Vehicles
Disaggregation of Revenue [Line Items]
Net sales	2,054	2,079		6,637	6,002
EMEA | Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	680	765		2,404	2,347
EMEA | Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(402)	(472)		(1,491)	(1,502)
EMEA | Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	74	84		238	243
EMEA | Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	(32)	(33)		(97)	(92)
NAFTA
Disaggregation of Revenue [Line Items]
Total Revenues	1,661	1,460		4,910	4,396
NAFTA | Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	1,350	1,158		3,955	3,410
NAFTA | Industrial activities | Operating segments | Agricultural Equipment
Disaggregation of Revenue [Line Items]
Net sales	945	824		2,793	2,434
NAFTA | Industrial activities | Operating segments | Construction Equipment
Disaggregation of Revenue [Line Items]
Net sales	388	319		1,113	932
NAFTA | Industrial activities | Operating segments | Commercial Vehicles
Disaggregation of Revenue [Line Items]
Net sales	3	4		9	13
NAFTA | Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	37	34		109	94
NAFTA | Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(23)	(23)		(69)	(63)
NAFTA | Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	309	300		960	980
NAFTA | Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	2	2		(5)	6
LATAM
Disaggregation of Revenue [Line Items]
Total Revenues	727	817		2,159	2,186
LATAM | Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	664	745		1,950	1,969
LATAM | Industrial activities | Operating segments | Agricultural Equipment
Disaggregation of Revenue [Line Items]
Net sales	401	410		1,110	1,125
LATAM | Industrial activities | Operating segments | Construction Equipment
Disaggregation of Revenue [Line Items]
Net sales	83	86		252	209
LATAM | Industrial activities | Operating segments | Commercial Vehicles
Disaggregation of Revenue [Line Items]
Net sales	167	235		555	599
LATAM | Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	64	76		190	201
LATAM | Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(51)	(62)		(157)	(165)
LATAM | Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	61	68		195	199
LATAM | Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	2	4		14	18
APAC
Disaggregation of Revenue [Line Items]
Total Revenues	900	1,000		3,014	2,759
APAC | Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	875	974		2,939	2,689
APAC | Industrial activities | Operating segments | Agricultural Equipment
Disaggregation of Revenue [Line Items]
Net sales	396	451		1,333	1,210
APAC | Industrial activities | Operating segments | Construction Equipment
Disaggregation of Revenue [Line Items]
Net sales	125	86		403	275
APAC | Industrial activities | Operating segments | Commercial Vehicles
Disaggregation of Revenue [Line Items]
Net sales	180	255		587	682
APAC | Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	191	199		673	569
APAC | Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(17)	(17)		(57)	(47)
APAC | Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	25	26		76	70
APAC | Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ 0	$ 0		$ (1)	$ 0

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).